Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Operations of Company's Operating Segments	The following tables show the operations of the Company’s operating segments:

For the year ended December 31, 2020

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$12,110,117	$31,767,173	$—	$43,877,290
Less: intersegment sales	—	(3,844,193)	—	(3,844,193)
Net revenues from external customer	12,110,117	27,922,980	—	40,033,097
Cost of revenues	6,824,093	7,971,267	(15)	14,795,345
Less: intersegment cost of revenues	—	(468,542)	—	(468,542)
Cost of revenues after elimination	6,824,093	7,502,725	(15)	14,326,803
Operating expenses:
General and administrative	6,181,307	5,744,905	292,750	12,218,962
Product development	—	11,482,813	2,025	11,484,838
Sales and marketing	4,495,190	12,765,669	158,393	17,419,252
Total segments operating expenses	10,676,497	29,993,387	453,168	41,123,052
Less: intersegment operating expenses	(835,497)	(3,418,220)	—	(4,253,717)
Total operating expenses	9,841,000	26,575,167	453,168	36,869,335
Income (loss) from operations	$(4,554,976)	$(6,154,912)	$(453,153)	$(11,163,041)
Total segments assets	80,200,698	161,697,028	12,815,222	254,712,948
Less: intersegment asset.	(21,048,187)	(143,194,619)	(12,512,834)	(176,755,640)
Total assets	$59,152,511	$18,502,409	$302,388	$77,957,306

For the year ended December 31, 2019

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$15,802,418	$26,323,194	$—	$42,125,612
Less: intersegment sales	(3,071)	(6,603,751)	—	(6,606,822)
Net revenues from external customer	15,799,347	19,719,443	—	35,518,790
Cost of revenues	7,839,764	5,348,329	—	13,188,093
Less: intersegment cost of revenues	—	(213,958)	—	(213,958)
Cost of revenues after elimination	7,839,764	5,134,371	—	12,974,135
Operating expenses:
General and administrative	5,616,870	5,200,622	1,428,075	12,245,567
Product development	24,011	15,502,285	7,677	15,533,973
Sales and marketing	3,380,644	9,751,017	234,661	13,366,322
Total segments operating expenses	9,021,525	30,453,924	1,670,413	41,145,862
Less: intersegment operating expenses	(61,860)	(6,389,793)	—	(6,451,653)
Total operating expenses	8,959,665	24,064,131	1,670,413	34,694,209
Income (loss) from operations	$(1,000,082)	$(9,479,059)	$(1,670,413)	$(12,149,554)
Total segments assets	89,864,646	157,264,579	12,200,897	259,330,122
Less: intersegment asset.	(20,378,627)	(138,083,606)	(11,703,363)	(170,165,596)
Total assets	$69,486,019	$19,180,973	$497,534	$89,164,526

For the year ended December 31, 2018

	Hong Kong brokerage services	Financial services	Other	Consolidated
Net revenues	$22,440,556	$34,498,830	$49,960	$56,989,346
Less: intersegment sales	(96,606)	(11,414,814)	—	(11,511,420)
Net revenues from external customer	22,343,950	23,084,016	49,960	45,477,926
Cost of revenues	11,212,825	6,249,529	2,813	17,465,167
Less: intersegment cost of revenues	—	(623,252)	—	(623,252)
Cost of revenues after elimination	11,212,825	5,626,277	2,813	16,841,915
Operating expenses:
General and administrative	4,200,746	7,022,338	3,174,478	14,397,562
Product development	44,295	24,394,373	277,353	24,716,021
Sales and marketing	3,656,372	17,574,405	929,411	22,160,188
Total segments operating expenses	7,901,413	48,991,116	4,381,242	61,273,771
Less: intersegment operating expenses	(238,109)	(10,791,561)	—	(11,029,670)
Total operating expenses	7,663,304	38,199,555	4,381,242	50,244,101
Income (loss) from operations	$3,467,821	$(20,741,816)	$(4,334,095)	$(21,608,090)
Total segments assets	76,292,657	156,883,869	13,201,206	246,377,732
Less: intersegment asset.	(19,992,932)	(133,070,873)	(12,624,577)	(165,688,382)
Total assets	$56,299,725	$23,812,996	$576,629	$80,689,350

Schedule of Revenue From External Customers

The Company derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2018	2019	2020
Mutual funds distribution services revenues	$879,802	$735,129	$1,281,077
Financial information and advisory services revenues	14,891,267	10,674,164	17,465,197
Advertising revenues	7,312,947	8,310,150	9,176,706
Hong Kong brokerage services revenues	22,343,950	15,799,347	12,110,117
Others	49,960	—	—
Total revenue from external customers	$45,477,926	$35,518,790	$40,033,097